Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Net finance income (expense) from insurance contracts	$ (2,152.7)	$ 2,014.4
Net finance income (expense) from reinsurance contract assets held	547.1	(397.1)
Net finance income (expense) from insurance contracts and reinsurance contract assets held	(1,605.6)	1,617.3
Investment income
Interest and dividends	1,896.2	961.8
Share of profit of associates	1,022.2	1,022.4
Net gains (losses) on investments	1,949.5	(1,573.2)
Total	4,867.9	411.0
Net financial result	3,262.3	2,028.3
Interest accreted to insurance contracts
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Net finance income (expense) from insurance contracts	(1,889.5)	(433.6)
Net finance income (expense) from reinsurance contract assets held	502.0	122.3
Effect of changes in interest rates and other financial assumptions
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Net finance income (expense) from insurance contracts	(263.2)	2,448.0
Net finance income (expense) from reinsurance contract assets held	$ 45.1	$ (519.4)